Supplement dated September 13, 2022
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Growth Strategies Fund	8/1/2022
On September 9, 2022, the Fund's Board of Trustees approved certain changes to the Fund's principal investment strategies and the addition of J.P. Morgan Investment Management Inc. (JPMIM) as subadviser to manage a portion of the Fund's assets effective on or about October 3, 2022 (the Effective Date). As a result, on the Effective Date, Thomas Galvin, Richard Carter and Todd Herget of Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), no longer serve as portfolio managers of the Fund and JPMIM assumes day-to-day management of a portion of the Fund's portfolio. As of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The last paragraph under the heading “Principal Investment Strategies” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund. Columbia Management is responsible for providing day-to-day portfolio management of a liquidity strategy sleeve of the Fund and is also responsible for oversight of the Fund’s subadvisers.
The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (JPMIM), Loomis, Sayles & Company, L.P. (Loomis Sayles) and Los Angeles Capital Management LLC (Los Angeles Capital). One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The information under the heading “Fund Management” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus is hereby revised to remove Thomas Galvin, Richard Carter and Todd Herget as portfolio managers and to add the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Giri Devulapally, CFA	Managing Director of JPMIM	Lead Portfolio Manager	October 2022
Holly Fleiss	Managing Director of JPMIM	Portfolio Manager	October 2022
Larry Lee	Managing Director of JPMIM	Portfolio Manager	October 2022
Joseph Wilson	Managing Director of JPMIM	Portfolio Manager	October 2022
The third and fourth paragraphs under the heading “Principal Investment Strategies” in the “More Information About the Fund” section of the Fund's prospectus are hereby replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund. Columbia Management is responsible for providing day-to-day portfolio management of a liquidity strategy sleeve of the Fund and is also responsible for oversight of the Fund’s subadvisers.
The Fund’s subadvisers are J.P. Morgan Investment Management Inc. (JPMIM), Loomis, Sayles & Company, L.P. (Loomis Sayles) and Los Angeles Capital Management LLC (Los Angeles Capital). The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. Each subadviser and Columbia Management each make investment decisions for their respective portions of the Fund’s assets independently of one another. One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The following disclosure is hereby added under the heading “Principal Investment Strategies” in the “More Information About the Fund” section of the Fund's prospectus:
The JPMIM - Subadviser Sleeve
JPMIM invests its sleeve of the Fund in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.
It employs a fundamental bottom-up approach (focusing on the characteristics of individual securities) that seeks to identify companies with positive price momentum and attractive fundamentals. JPMIM seeks structural disconnects which allow businesses to exceed market expectations. These disconnects may result from: demographic/cultural changes, technological advancements and/or regulatory changes. As part of its investment process, JPMIM seeks to assess the impact of environmental, social and governance factors on the companies in which the Fund invests. Its assessment is based on a proprietary analysis of key opportunities and risks across industries to seek to identify financially material issues on the Fund’s investments in securities and ascertain key issues that merit engagement with Fund management. These assessments may not be conclusive and securities of companies may be purchased and retained by the Fund for reasons other than material ESG factors.
SUP117_03_008_(9/22)

JPMIM may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the Fund’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if JPMIM identifies a stock that it believes offers a better investment opportunity.
The last paragraph under the subsection "The Investment Manager" in the “More Information About the Fund” section of the Fund's prospectus is hereby revised to add the following:
A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with JPMIM will be available in the Fund’s semiannual report to shareholders for the fiscal year ending September 30, 2022.
The information under the subsection “Subadvisers" in the “More Information About the Fund” section of the Fund's prospectus is hereby revised to add the following:
JPMIM, which has served as Subadviser to the Fund since October 3, 2022, is located at 383 Madison Avenue, New York, NY 10179. JPMIM, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. JPMIM was incorporated in 1984 and provides a broad range of investment strategies to meet the diverse requirements of their clients’ investment needs.
The information under the subsection "Portfolio Managers" in the “More Information About the Fund” section is hereby revised to remove Thomas Galvin, Richard Carter and Todd Herget as portfolio managers and to add the following:
Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Giri Devulapally, CFA	Managing Director of JPMIM	Lead Portfolio Manager	October 2022
Holly Fleiss	Managing Director of JPMIM	Portfolio Manager	October 2022
Larry Lee	Managing Director of JPMIM	Portfolio Manager	October 2022
Joseph Wilson	Managing Director of JPMIM	Portfolio Manager	October 2022
Mr. Devulapally joined JPMIM in 2003. Mr. Devulapally began his investment career in 1992 and earned a B.S. in Electrical Engineering from the University of Illinois and an M.B.A. in Finance from the University of Chicago.
Ms. Fleiss joined JPMIM in 2012. Ms. Fleiss began her investment career in 2004 and earned a B.A. and M.A. in Psychological and Brain Sciences from the John Hopkins University.
Mr. Lee joined JPMIM in 2006. Mr. Lee began his investment career in 1993 and earned a B.A. in Economics from Stanford University and an M.B.A. from the University of Chicago.
Mr. Wilson joined JPMIM in 2014. Mr. Wilson began his investment career in 2005 and earned a B.A. in Finance from the University of St. Thomas and an M.B.A. from the University of St. Thomas Opus College of Business.
Shareholders should retain this Supplement for future reference.
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SUP117_03_008_(9/22)